Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-Cancellable Operating Leases

As of December 31, 2015, the Group has future minimum lease payments under non-cancellable operating leases, with initial terms in excess of one year, for office premises consisting of the following:

	RMB	US$
2016	66,352	10,243
2017	30,594	4,723
2018	20,910	3,228
2019 and thereafter	—	—

	117,856	18,194